UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09835

Capital Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Capital Growth Portfolio	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.5%

Security	Shares	Value
Aerospace & Defense — 1.3%
Ceradyne, Inc. (1)	48,500	$1,550,060
		$1,550,060
Biotechnology — 2.0%
Genzyme Corp. (1)	30,600	$2,280,924
		$2,280,924
Capital Markets — 1.5%
Aberdeen Asset Management PLC	434,100	$1,195,387
MF Global, Ltd. (1) (2)	60,000	594,600
		$1,789,987
Chemicals — 0.9%
Chemtura Corp.	141,770	$1,040,592
		$1,040,592
Commercial Banks — 1.0%
Banco Itau Holding Financeira SA ADR	50,838	$1,157,073
		$1,157,073
Commercial Services & Supplies — 1.0%
Corporate Executive Board Co. (2)	14,100	$570,768
CoStar Group, Inc. (1) (2)	13,600	584,800
		$1,155,568
Communications Equipment — 5.1%
Research In Motion, Ltd. (1)	49,036	$5,503,310
Riverbed Technology, Inc. (1)	32,163	477,942
		$5,981,252
Computer Peripherals — 3.6%
Apple, Inc. (1)	17,400	$2,496,900
Brocade Communications Systems, Inc. (1)	152,000	1,109,600
Synaptics, Inc. (1) (2)	23,000	549,240
		$4,155,740
Construction & Engineering — 1.4%
Foster Wheeler, Ltd. (1)	22,800	$1,290,936
Northwest Pipe Co. (1) (2)	8,000	339,920
		$1,630,856
Containers & Packaging — 1.3%
Owens-Illinois, Inc. (1)	27,600	$1,557,468
		$1,557,468
Diversified Consumer Services — 1.1%
Apollo Group, Inc., Class A (1)	20,000	$864,000
Sotheby’s Holdings, Class A (2)	14,200	410,522
		$1,274,522
Diversified Financial Services — 0.4%
CME Group, Inc.	1,100	$516,010
		$516,010
Electrical Equipment — 3.5%
JA Solar Holdings Co., Ltd. ADR (1)	218,800	$4,069,680
		$4,069,680
Energy Equipment & Services — 1.8%
Diamond Offshore Drilling, Inc.	17,700	$2,060,280
		$2,060,280
Health Care Equipment & Supplies — 0.5%
Edwards Lifesciences Corp. (1)	12,300	$547,965
		$547,965
Health Care Providers & Services — 0.5%
Healthways, Inc. (1) (2)	16,629	$587,669
		$587,669

Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp. (1)	83,000	$1,452,500
		$1,452,500
Household Durables — 4.2%
Centex Corp.	47,000	$1,137,870
Hovnanian Enterprises, Inc. (1) (2)	77,000	816,200
Lennar Corp., Class A (2)	80,000	1,504,800
Pulte Homes, Inc.	100,000	1,455,000
		$4,913,870
Internet & Catalog Retail — 3.2%
Orbitz Worldwide, Inc. (1)	107,000	$737,230
Priceline.com, Inc. (1) (2)	20,000	2,417,200
Shutterfly, Inc. (1)	36,000	535,320
		$3,689,750
Internet Software & Services — 5.2%
Bankrate, Inc. (1) (2)	47,000	$2,344,830
DealerTrack Holdings, Inc. (1)	27,404	554,109
Equinix, Inc. (1) (2)	26,000	1,728,740
Google, Inc., Class A (1)	3,093	1,362,374
Switch and Data Facilities Co. (1)	6,178	63,077
		$6,053,130
IT Services — 2.7%
Euronet Worldwide, Inc. (1) (2)	42,700	$822,402
MasterCard, Inc., Class A (2)	6,300	1,404,837
Visa, Inc., Class A (1)	15,054	938,767
		$3,166,006
Machinery — 2.4%
Flowserve Corp.	14,600	$1,523,948
Titan International, Inc.	40,200	1,230,522
		$2,754,470
Metals & Mining — 11.1%
Consolidated Thompson Iron Mines, Ltd. (1)	159,000	$1,247,454
Eldorado Gold Corp. (1) (2)	171,000	1,166,220
Gammon Gold, Inc. (1)	186,146	1,397,957
Golden Star Resources, Ltd. (1) (2)	685,000	2,349,550
Harry Winston Diamond Corp. (2)	10,560	252,490
Roca Mines, Inc. (1)	79,770	206,024
Schnitzer Steel Industries, Inc.	8,600	610,772
Thompson Creek Metals Co., Inc. (1)	195,256	3,566,198
United States Steel Corp.	15,800	2,004,546
Western Copper Corp. (1)	70,000	85,279
		$12,886,490
Multiline Retail — 2.5%
Big Lots, Inc. (1) (2)	74,000	$1,650,200
Dollar Tree, Inc. (1)	46,000	1,269,140
		$2,919,340
Oil, Gas & Consumable Fuels — 10.0%
Goodrich Petroleum Corp. (1) (2)	49,030	$1,474,822
Hess Corp.	58,200	5,132,076
Massey Energy Co.	52,544	1,917,856
Quicksilver Resources, Inc. (1) (2)	33,787	1,234,239
Rosetta Resources, Inc. (1)	36,000	708,120
SandRidge Energy, Inc. (1) (2)	9,551	373,922
Uranium One, Inc. (1)	248,564	818,816
		$11,659,851
Personal Products — 1.1%
Bare Escentuals, Inc. (1) (2)	56,000	$1,311,520
		$1,311,520
Pharmaceuticals — 4.3%
Elan Corp. PLC ADR (1)	96,000	$2,002,560
Perrigo Co.	9,000	339,570
Shire PLC ADR	46,200	2,677,752
		$5,019,882

Real Estate Investment Trusts (REITs) — 1.0%
Annaly Capital Management, Inc. (2)	77,824	$1,192,264
		$1,192,264
Semiconductors & Semiconductor Equipment — 5.1%
Atheros Communications, Inc. (1) (2)	68,900	$1,435,876
MEMC Electronic Materials, Inc. (1)	10,000	709,000
Renesola, Ltd. (1) (2)	407,000	2,254,527
Renesola, Ltd., ADR (1) (2)	132,437	1,504,484
		$5,903,887
Software — 0.5%
Nintendo Co., Ltd.	1,200	$628,760
		$628,760
Specialty Retail — 4.1%
Coldwater Creek, Inc. (1) (2)	147,000	$742,350
Group 1 Automotive, Inc. (2)	18,000	422,640
Lumber Liquidators, Inc. (1)	40,000	424,000
Men’s Wearhouse, Inc. (The)	18,000	418,860
PetSmart, Inc.	25,000	511,000
Pier 1 Imports, Inc. (1) (2)	198,448	1,246,253
Sonic Automotive, Inc.	23,000	472,650
TJX Companies, Inc. (The)	18,000	595,260
		$4,833,013
Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc. (1)	38,563	$1,162,674
		$1,162,674
Total Common Stocks (identified cost $87,771,509)		$100,903,053

Short-Term Investments — 36.5%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 3.32% (3) (4)	$29,582	$29,582,302
Investment in Cash Management Portfolio, 2.81% (3)	13,026	13,025,834
Total Short-Term Investments (identified cost $42,608,136)		$42,608,136
Total Investments — 123.0% (identified cost $130,379,645)		$143,511,189
Other Assets, Less Liabilities — (23.0)%		$(26,851,012)
Net Assets — 100.0%		$116,660,177

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at March 31, 2008.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of March 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2008 were $279,518 and $90,941, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2008.  Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2008, the Portfolio loaned securities having a market value of $28,214,040 and received $29,582,302 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$130,457,368
Gross unrealized appreciation	18,278,659
Gross unrealized depreciation	(5,224,838)
Net unrealized depreciation	$(13,053,821)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$139,432,515	$—
Level 2	Other Significant Observable Inputs	4,078,674	—
Level 3	Significant Unobservable Inputs	—	—
Total		$143,511,189	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads.  The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 21, 2008